Cover	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Entity File Number	001-36388
Entity Registrant Name	PEOPLES FINANCIAL SERVICES CORP.
Entity Central Index Key	0001056943
Entity Tax Identification Number	23-2391852
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	150 North Washington Avenue
Entity Address, City or Town	Scranton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18503-1848
City Area Code	570
Local Phone Number	346-7741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.00 par value
Trading Symbol	PFIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false